May 5, 2026

VIA EDGAR TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Total Fund Solution (the “Trust”)

File Nos: 333-258648 and 811-23724

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated April 30, 2026, do not differ from those contained in Post-Effective Amendment No. 28 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2026 (SEC Accession No. 0001133228-26-007449) and became effective on April 30, 2026.

Please contact the undersigned at (484) 643-0088 if you have any questions.

Sincerely,

/s/ Brian Nelson
Brian Nelson, Principal Financial Officer and
Principal Accounting Officer